Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information Reconciled to Income Before Tax and Noncontrolling Interest

The following tables show segment information for 2012, 2011 and 2010, reconciled to the Company’s income before income tax and noncontrolling interest as shown in its consolidated statements of comprehensive income:

2012	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$383,127	$862	$–	$–	$–	$383,989
Management fees from external customers	–	21,764	4,405	–	–	26,169
Inter-segment management fees	–	47,526	7,300	–	(54,826)	–
Trading container sales proceeds	–	–	42,099	–	–	42,099
Gains on sale of containers, net	34,829	8	–	–	–	34,837

Total revenue	$417,956	$70,160	$53,804	$–	$(54,826)	$487,094

Depreciation expense	$108,519	$793	$–	$–	$(4,468)	$104,844

Interest expense	$72,886	$–	$–	$–	$–	$72,886

Unrealized gains on interest rate swaps and caps, net	$5,527	$–	$–	$–	$–	$5,527

Segment income before income tax and noncontrolling interest	$175,291	$36,956	$12,787	$(3,890)	$(10,588)	$210,556

Total assets	$3,408,194	$130,786	$9,088	$4,977	$(76,965)	$3,476,080

Purchases of long-lived assets	$1,148,990	$697	$–	$–	$–	$1,149,687

2011	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$326,519	$1,108	$–	$–	$–	$327,627
Management fees from external customers	–	24,603	4,721	–	–	29,324
Inter-segment management fees	–	44,751	5,599	–	(50,350)	–
Trading container sales proceeds	–	–	34,214	–	–	34,214
Gains on sale of containers, net	31,598	33	–	–	–	31,631

Total revenue	$358,117	$70,495	$44,534	$–	$(50,350)	$422,796

Depreciation expense	$85,643	$791	$–	$–	$(3,257)	$83,177

Interest expense	$44,891	$–	$–	$–	$–	$44,891

Unrealized losses on interest rate swaps and caps, net	$(3,849)	$–	$–	$–	$–	$(3,849)

Segment income before income tax and noncontrolling interest	$177,694	$36,772	$10,759	$(3,314)	$(13,412)	$208,499

Total assets	$2,243,977	$99,287	$17,590	$3,413	$(54,063)	$2,310,204

Purchases of long-lived assets	$749,766	$707	$–	$–	$–	$750,473

2010	Container Ownership	Container Management	Container Resale	Other	Eliminations	Totals
Lease rental income	$234,577	$1,250	$–	$–	$–	$235,827
Management fees from external customers	–	23,678	5,459	–	–	29,137
Inter-segment management fees	–	24,350	4,627	–	(28,977)	–
Trading container sales proceeds	–	–	11,291	–	–	11,291
Gains on sale of containers, net	27,617	7	–	–	–	27,624

Total revenue	$262,194	$49,285	$21,377	$–	$(28,977)	$303,879

Depreciation expense	$60,398	$779	$–	$–	$(2,205)	$58,972

Interest expense	$18,151	$–	$–	$–	$–	$18,151

Unrealized losses on interest rate swaps and caps, net	$(4,021)	$–	$–	$–	$–	$(4,021)

Segment income before income tax and noncontrolling interest	$119,772	$15,901	$7,995	$(2,815)	$(2,596)	$138,257

Total assets	$1,660,626	$114,060	$996	$3,290	$(31,765)	$1,747,207

Purchases of long-lived assets	$504,650	$601	$–	$–	$–	$505,251